Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Expenses By Nature [Abstract]
Summary of Expenses by Nature

The following tables show the expenses by nature for the years ended December 31, 2022, 2021 and 2020 as required by IAS 1.104.

	2022	2021	2020
Changes in inventories	10,091	(16,302)	5,776
Purchases of raw materials	152,181	161,625	105,643
Purchases of finished products	27,751	23,169	15,161
Services costs	110,773	100,656	68,613
Employee benefits expenses	130,414	121,929	107,592
Depreciation and amortisation, net of government grants	20,177	20,065	22,924
Other	13,165	17,366	13,404
Total cost of sales, selling and administrative expenses	464,552	428,508	339,113

Disclosure Of Depreciation And Amortisation Explanatory

The following tables show in which caption is included the depreciation and amortisation, net of government grants.

	2022	2021	2020
Included in cost of sales
Depreciation of property, plant and equipment	6,234	5,970	6,846
Depreciation of right-of-use assets	2,120	1,923	3,290
Amortisation of intangible assets	2	2	8
Government grants	(1,414)	(1,252)	(1,192)
Total (a)	6,942	6,643	8,952
Included in selling expenses
Depreciation of property, plant and equipment	2,253	2,285	2,665
Depreciation of right-of-use assets	9,579	9,534	9,776
Amortisation of intangible assets	—	—	—
Total (b)	11,832	11,819	12,441
Included in administrative expenses
Depreciation of property, plant and equipment	298	320	371
Depreciation of right-of-use assets	135	249	310
Amortisation of intangible assets	1,029	1,088	899
Government grants	(59)	(54)	(49)
Total (c)	1,403	1,603	1,531
Total depreciation and amortisation (a+b+c)	20,177	20,065	22,924

Disclosure Of Employee Benefit Expenses Explanatory

The following tables show in which caption is included the employee benefits expenses.

	2022	2021	2020
Included in cost of sales
Salaries and wages	58,913	58,552	48,514
Social security contributions	17,788	14,696	12,138
Employees’ leaving entitlement	4,598	3,493	4,915
Other costs	5,053	3,605	6,370
Total (a)	86,352	80,346	71,937
Included in selling expenses
Salaries and wages	19,218	19,359	15,912
Social security contributions	3,507	3,512	3,059
Employees’ leaving entitlement	513	492	542
Other costs	1,377	878	564
Total (b)	24,615	24,241	20,077
Included in administrative expenses
Salaries and wages	14,345	12,666	11,272
Social security contributions	3,026	3,012	2,717
Employees’ leaving entitlement	657	619	605
Other costs	1,419	1,045	984
Total (c)	19,447	17,342	15,578
Total employee benefits expenses (a+b+c)	130,414	121,929	107,592